ADDITIONAL INFORMATION ON CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2020
ADDITIONAL INFORMATION ON CASH FLOWS
Schedule of reconciliation of cash flow financing activities

		Cash flows	Cash flows
		from financing	from operating
		activities	activities	Financing activities not involving cash and cash equivalents
				Financial		Additions	Interim and
				charges and	Costs	of leases	unclaimed
				foreign	and	and	dividends
	Balance on	Write-offs	Write-offs	exchange	expenses	supplier	and interest	Balance on
	12.31.19	(payments)	(payments)	variation	incurred	financing	on equity	12.31.20
Interim dividends and interest on equity	3,587,417	(5,259,367)	—	—	—	—	5,537,948	3,865,998
Loans and financing	1,045,124	(1,018,674)	(49,675)	28,499	—	370,538	—	375,812
Leases	9,191,151	(2,909,214)	(502,537)	210,836	—	4,828,542	—	10,818,778
Debentures	3,104,350	(1,025,583)	(123,202)	89,011	—	—	—	2,044,576
Derivative financial instruments	(16,030)	15,186	—	6,408	—	—	—	5,564
Contingent Consideration	484,048	(344,217)	(105,678)	6,555	(40,708)	—	—	—
Total	17,396,060	(10,541,869)	(781,092)	341,309	(40,708)	5,199,080	5,537,948	17,110,728

		Cash flows	Cash flows
		from financing	from operating
		activities	activities	Financing activities not involving cash and cash equivalents
				Financial			Interim and
				charges and	Additions of		unclaimed
				foreign	leases and	Initial	dividends
	Balance on	Write-offs	Write-offs	exchange	supplier	adoption	and interest	Balance on
	12.31.18	(payments)	(payments)	variation	financing	IFRS 16	on equity	12.31.19
Interim dividends and interest on equity	4,172,916	(6,176,842)	—	—	—	—	5,591,343	3,587,417
Loans and financing	2,106,814	(2,070,665)	(129,974)	171,636	967,313	—	—	1,045,124
Leases	393,027	(1,559,165)	(415,496)	350,772	1,803,941	8,618,072	—	9,191,151
Debentures	3,173,910	(66,830)	(201,516)	198,786	—	—	—	3,104,350
Derivative financial instruments	(56,150)	91,543	26,234	(77,657)	—	—	—	(16,030)
Contingent Consideration	465,686	—	—	18,362	—	—	—	484,048
Total	10,256,203	(9,781,959)	(720,752)	661,899	2,771,254	8,618,072	5,591,343	17,396,060

Schedule of financing transactions that do not involve cash

	12.31.20	12.31.19
Initial adoption IFRS 16 on 01.01.19	—	8,618,072
Financing transactions with suppliers	370,538	967,313
Acquisition of assets through leases	4,828,542	1,803,941
Total	5,199,080	11,389,326